CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Treasury Shares [Member]	Common Shares [Member]	Additional Paid-In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained Earnings (Accumulated Deficit) [Member]	Total
Balance (in shares) at Dec. 31, 2022	0	208,796,444
Balance at Dec. 31, 2022		$ 2,087	$ 188,801	$ 507,134	$ (1,813)	$ (156,227)	$ 539,982
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		0	0	0	0	98,711	98,711
Other Comprehensive Income (Loss)		$ 0	0	0	(281)	0	(281)
Share Based Compensation (in shares)	0	0
Share Based Compensation		$ 0	2,203	0	0	0	2,203
Dividends		$ 0	0	(102,311)	0		(102,311)
Balance (in shares) at Dec. 31, 2023	0	208,796,444
Balance at Dec. 31, 2023		$ 2,087	191,004	404,823	(2,094)	(57,516)	538,304
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		0	0	0	0	46,643	46,643
Other Comprehensive Income (Loss)		$ 0	0	0	272	0	272
Common Shares Issued, net of issuance cost (in shares)	0	2,954,219
Common Shares Issued, net of issuance cost		$ 30	8,902	0	0	0	8,932
Share Based Compensation (in shares)	0	0
Share Based Compensation		$ 0	1,847	0	0	0	1,847
Repurchase of Equity Awards (in shares)	0	0
Repurchase of Equity Awards		$ 0	(3,547)	0	0	0	(3,547)
Dividends		$ 0	0	(83,638)	0	0	(83,638)
Balance (in shares) at Dec. 31, 2024	0	211,750,663
Balance at Dec. 31, 2024		$ 2,117	198,206	321,185	(1,822)	(10,873)	508,813
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income		0	0	0	0	12,271	12,271
Other Comprehensive Income (Loss)		$ 0	0	0	667	0	667
Share Based Compensation (in shares)	0	0
Share Based Compensation		$ 0	0	0	0	0	0
Dividends		$ 0	0	(76,230)	0	0	(76,230)
Balance (in shares) at Dec. 31, 2025	0	211,750,663
Balance at Dec. 31, 2025		$ 2,117	$ 198,206	$ 244,955	$ (1,155)	$ 1,398	$ 445,521